SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

Stock Option Plan

In 2002, the board of directors adopted a Stock Option Plan (the “2002 Plan”). The 2002 Plan provides for the granting of stock options to employees, directors and consultants of the Company, with each option entitled to subscribe for one ordinary share. The Company generally issues new shares upon the exercise of stock options. Options granted under the 2002 Plan may be either incentive stock options or nonstatutory stock options, as determined by the board of directors. Options under the 2002 Plan may be granted for up to ten years at a price on the date of grant as determined by the board of directors. These options will normally vest at 25% on each of the first, second, third and fourth anniversary of the commencement date subject to the option grantee’s continuing as an employee of the Company. In addition, some options were granted to certain engineers or consultants as compensation which shall be vested depending on the achievement of predetermined milestones of projects and some options were granted with accelerated vesting if there is a change in control as defined in the 2002 Plan.

On November 19, 2010, the Company held an extraordinary general meeting of the shareholders to approve a new equity incentive plan (the “2010 Plan”) along with the termination of the 2002 Plan, effective upon the closing of the Company’s IPO. The 2010 Plan provides for the grant of incentive stock options to employees of the Company and its subsidiaries and for the grant of nonstatutory stock options, restricted shares, restricted share units, share appreciation rights, performance units and performance shares to the employees, directors and consultants of the Company and its subsidiaries. The 2002 Plan will continue, however, to govern the terms and conditions of any outstanding awards previously granted thereunder. Upon the adoption of the 2010 Plan on November 19, 2010, the 2010 Plan replaced the existing 2002 Plan, and as a result, no additional awards could be made under the 2002 plan. After its IPO, the Company generally issues new shares represented by ADSs upon the exercise of stock options. The general terms and conditions of the options granted under the 2010 Plan are the same as those under the 2002 Plan mentioned above. Options granted under the 2010 Plan may be either incentive stock options or nonstatutory stock options, as determined by the board of directors, and these options will normally vest at 25% on the day preceding each of the first, second, third and fourth anniversary of the commencement date subject to the option grantee’s continuing as an employee of the Company. Options under the 2010 Plan may also be granted for up to ten years at a price on the date of grant as determined by the board of directors. The 2010 Plan has an additional feature that allows the option reserve to automatically increase at the beginning of each fiscal year by the least of (i) 10,000,000 ordinary shares, (ii) four percent (4%) of the outstanding ordinary shares on the last day of the immediately preceding fiscal year or (iii) such number of ordinary shares determined by the Board. On February 3, 2012, the board of directors adopted a resolution to not increase the option reserve for the year 2012. At the Company’s IPO, the maximum aggregate number of ordinary shares that may be issued under the 2010 Plan was 12,725,944. As of December 31, 2011, there were 9,602,764 ordinary shares available for grant under the 2010 Plan.

A summary of option activity under Company's stock option program as of December 31, 2011 and changes during the period then ended are presented below:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding options at December 31, 2010	16,944,320	$0.76
Granted	3,245,592	1.42
Exercised	(713,610)	0.24
Forfeited or expired	(591,424)	1.35

Outstanding options at December, 31 2011	18,884,878	0.88	6.47	$2,724,841

Vested or expected to vest options at December 31, 2011	17,203,054	0.81	6.22	$2,714,776

Exercisable options at December 31, 2011	12,414,376	0.69	5.36	$2,487,342

The weighted-average grant-date fair value of options granted during 2009, 2010 and 2011 was $0.32, $1.13 and $0.75, respectively. The total intrinsic value of options exercised during 2009, 2010 and 2011 was nil, $953,390 and $483,758, respectively.

Options granted under the Company' stock option program in 2011 are summarized as follows:

	Number of Options Granted	Exercise Price	Fair Value of Ordinary Shares	Intrinsic Value
February 24, 2011	723,264	$1.74	$1.74	$––
April 29, 2011	1,202,664	1.61	1.61	––
July 23, 2011	1,171,776	1.13	1.13	––
October 22, 2011	147,888	0.75	0.75	––

	3,245,592

The options outstanding and exercisable by exercise price as of December 31, 2011 were as follows:

	Options Outstanding			Options Exercisable
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Options	Weighted Average Exercise Price
< $1.00	13,597,598	$0.53	5.53	11,102,775	$0.52
$1.00 - $2.00	3,512,792	1.48	9.22	550,363	1.60
> $2.00	1,774,488	2.35	8.20	761,238	2.43

	18,884,878	0.88	6.47	12,414,376	0.69

As of December 31, 2011, there was $2,592,469 of total unrecognized compensation expense related to nonvested share-based compensation arrangements granted under the plan. The expense is expected to be recognized over a weighted-average period of 2.03 years.

The compensation expense related to stock options was $1,658,459, $1,751,422 and $1,996,984 for 2009, 2010 and 2011, respectively. The Company calculated the fair value of each option granted on the date of grant using the Black-Scholes option pricing model and the assumptions shown in the table below. The risk-free interest rate is based on the China Government Bond market yield in effect at the time of grant. The expected term was estimated based on the date of grant, expiration date and vesting period as stated in the stock option agreement. Expected volatilities are based on historical volatilities of stock prices of companies similar to the Company for a period equal to the options’ expected life. The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future. The expected forfeiture rate is based on historical experience and expectations about future forfeitures.

	Years Ended December 31
	2009	2010	2011
Risk-free interest rate	3.39%-4.76%	1.89%-2.86%	1.90%-2.32%
Expected term (in years)	5-6	5-6	5-6
Expected volatility	57.0%-59.3%	55.7%-58.2%	54.0%-55.3%
Expected dividend yield	—	—	—
Expected forfeiture rate	14%	14%	12%

The board of directors approved, by unanimous written consent on April 17, 2009, a PRC Option Extension Program which was further amended by written consent of the board of directors on June 9, 2009. This program provides each PRC optionee an opportunity, upon ceasing to be an employee of the Company to elect to amend his option to extend the term of vested portion of such option by signing the Amended PRC Option Agreement and paying non-refundable consideration equal to aggregate exercise price. In September 2010, the board of directors approved to discontinue the PRC Option Extension Program at the following dates whichever is later: six months after the completion of the IPO, or the date the related government authorities permit the Company’s PRC employees to exercise the options. The Company completed its IPO in February 2011 and the related government authorities have authorized the Company’s PRC employees to exercise the option in September 2011 and thereupon the PRC Option Extension Program was terminated. In 2009, 2010 and 2011, respectively, 8, 34 and 17 employees elected to pay the consideration, which aggregated to $10,116, $18,459 and $ 7,069 to obtain the right of extension of the vested options and resulted in incremental expense of $32,276, $200,355, and $38,236 for year ended 2009, 2010 and 2011, respectively.

The Board of Directors approved an Option Repricing Program in April 2009. According to this program, those options which have an exercise price in excess of $0.27 owned by service providers of the Company were amended to reduce the exercise price to $0.27 subject to obtaining the consent of those optionees. As a result of the program, 4,883,550 options with exercise prices ranging from $0.48 to $2.68 were amended to $0.27. An incremental charge of $277,919, $50,736 and $85,288 was expensed in 2009, 2010 and 2011, respectively, and $6,642 will be amortized over the remaining requisite service periods ending in 2013.

Cash received from option exercise under the 2002 and 2010 Plan for the years ended December 31, 2009, 2010 and 2011 was nil, $131,462 and $172,773, respectively.

As of December 31, 2011 authorized ordinary shares reserved for future issuance were as follows:

Exercise of warrants to purchase ordinary shares	2,202,501
Exercise of options to purchase ordinary shares:
Granted and outstanding	18,884,878
Available for grant	9,602,764

30,690,143